Document and Entity Information	12 Months Ended
Mar. 31, 2017 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	TARO
Entity Registrant Name	TARO PHARMACEUTICAL INDUSTRIES LTD
Entity Central Index Key	0000906338
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	40,513,209
Founders' Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,600